Other Assets and Liabilities [Text Block] (Tables)	12 Months Ended
Mar. 31, 2016
Major Components of Other Assets and Liabilities [Table Text Block]

	2015	2016
	(in millions)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions	¥358,302	¥449,605
Other	1,146,057	1,005,386
Investments in equity method investees	2,048,581	1,917,667
Prepaid benefit cost (Note 13)	514,877	397,001
Cash collateral pledged (Note 8)	1,716,302	1,510,689
Other	1,899,171	2,187,187

Total	¥7,683,290	¥7,467,535

Morgan Stanley [Member]
Summarized Financial Information [Table Text Block]

	2015	2016
	(in billions)
Trading assets	¥31,143	¥26,384
Securities purchased under agreements to resell	10,963	11,130
Securities borrowed	18,069	15,822
Total assets	99,633	90,989
Trading liabilities	15,028	13,045
Securities sold under agreements to repurchase and Securities loaned	10,457	6,586
Long-term borrowings	18,692	18,345
Total liabilities	90,564	82,293
Noncontrolling interests	157	131

	2014	2015	2016
	(in billions)
Net revenues	¥3,333	¥3,875	¥3,961
Total non-interest expenses	2,812	3,449	3,076
Income from continuing operations before income taxes	521	426	885
Net income applicable to Morgan Stanley	349	459	585

Equity Method Investees Other than Morgan Stanley [Member]
Summarized Financial Information [Table Text Block]

	2015	2016
	(in billions)
Net loans	¥10,082	¥10,374
Total assets	18,063	18,930
Deposits	5,475	5,850
Total liabilities	13,766	14,648
Noncontrolling interests	581	724

	2014	2015	2016
	(in billions)
Total interest income	¥543	¥590	¥661
Total interest expense	165	198	222
Net interest income	378	392	439
Provision for credit losses	59	73	92
Income before income tax expense	214	248	171
Net income	159	194	117